Fair value of financial instruments - Analysis of movements in Level 3 assets and liabilities (Narrative) (Details) - GBP (£) £ in Millions		Jun. 30, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	[1]	£ 228,498	£ 237,669	[2]
Derivative financial liabilities	[1]	224,928	238,345	[2]
Significant unobservable inputs (Level 3) [member] | Recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets		5,066	7,872
Derivative financial liabilities		£ 5,293	£ 6,874

[1]	For notes to the Financial Statements see pages [xx] to [xx].
[2]

B arclays introduced changes to the balance sheet presentation as at 31 December 2017 as a result of the adoption of new accounting policies on 1 January 2018. Further detail on the adoption of new accounting policies can be found in Note 1, Basis of preparation on pages [xx] to [xx], Note 21, Transition disclosures on pages [xx] to [xx] and the Credit risk disclosures on page X toX and X.